Changes in inventories of finished goods	12 Months Ended
Mar. 31, 2025
Changes in Inventories of Finished Goods [abstract]
Changes in inventories of finished goods
30.
Changes in inventories of finished goods

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Opening balance
Finished goods	—	—	—	—
Total	—	—	—	—

Closing balance
Finished goods	—	—	1,875	22
Total	—	—	1,875	22

Increase in inventory
Finished goods	—	—	(1,875)	(22)
Total	—	—	(1,875)	(22)